Long term investments - Schedule of investments in equity method investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Carrying value of Equity method investment	¥ 136,080	¥ 144,464
Beijing Pengtai Baozun E-commerce Co., Ltd.
Long-term investments
Carrying value of Equity method investment	55,553	54,934
Hunter Gcsea Limited
Long-term investments
Carrying value of Equity method investment	76,945	74,657
Others
Long-term investments
Carrying value of Equity method investment	¥ 3,582	¥ 14,873